Royalty Income	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Royalty Income
Royalty Income

NOTE 6 – ROYALTY INCOME

Under the terms of an existing License agreement, the company receives Royalty income in exchange for the license to manufacture, fill and distribute the Company’s product, a plastic pouch for the packaging of alcohol. The Licensee is required to pay the Licensor a royalty per case as provided in the agreement. All royalties due to the Licensor shall accrue upon the sale of the products, regardless of the time of collection by the Licensee.

NOTE 6 – ROYALTY INCOME

Under the terms of an existing License agreement, the company receives Royalty income in exchange for the license to manufacture, fill and distribute the Company’s product, a plastic pouch for the packaging of alcohol. The Licensee is required to pay the Licensor a royalty per case as provided in the agreement. All royalties due to the Licensor shall accrue upon the sale of the products, regardless of the time of collection by the Licensee.